Property and equipment - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Sale and leaseback transactions, number of property, plant and equipment	33,155	22,736	16,224